SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

1.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a)  Basis of presentation

The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (IASB).

These consolidated financial statements have been prepared on a historical cost basis, except for certain financial instruments (note 1(i)), the liability related to stock-based compensation (note 1(s)) and the net defined benefit liability (note 1(t)), and they are presented in Canadian dollars (“CAN dollars”), which is the currency of the primary economic environment in which the Corporation operates (“functional currency”).

Comparative figures for the years ended December 31, 2021 and 2020 have been restated to conform to the presentation adopted for the year ended December 31, 2022.

In particular, since the second quarter of 2022, restricted cash is presented with cash and cash equivalents on the consolidated statements of cash flows, in line with the IFRS Interpretations Committee’s agenda decision finalized in the second quarter of 2022 that clarifies the presentation of cash subject to contractual restrictions agreed with a third party (see note 8). Prior period information has been restated to reflect the new presentation. Accordingly, deferred subsidies used to finance additions to property, plant and equipment related to the roll-out of high-speed Internet services in various regions of Québec are now presented under investing activities, which has the effect of increasing cash used in investing activities by $123.1 million for the year ended December 31, 2022 and decreasing cash used in investing activities by $162.4 million for the year ended December 31, 2021.

(b)  Consolidation

The consolidated financial statements include the accounts of the Corporation and its subsidiaries. Intercompany transactions and balances are eliminated on consolidation.

A subsidiary is an entity controlled by the Corporation. Control is achieved when the Corporation is exposed, or has rights, to variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity.

Non-controlling interests in the net assets and results of consolidated subsidiaries are identified separately from the parent corporation’s ownership interest. Non-controlling interests in the equity of a subsidiary consist of the amount of non-controlling interests calculated at the date of the original business combination and their share of changes in equity since that date. Changes in non-controlling interests in a subsidiary that do not result in a loss of control by the Corporation are accounted for as equity transactions.

(c)  Business acquisition

A business acquisition is accounted for by the acquisition method. The cost of an acquisition is measured at the fair value of the consideration given in exchange for control of the business acquired at the acquisition date. This consideration can be comprised of cash, assets transferred, financial instruments issued, or future contingent payments. The identifiable assets and liabilities of the acquired business are recognized at their fair value at the acquisition date. Results of operations of an acquired business are included in the Corporation’s consolidated financial statements from the date of the business acquisition. Business acquisition and integration costs are expensed as incurred and included as other items in the consolidated statements of income.

1.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

(d)  Foreign currency translation

Foreign currency transactions are translated to the functional currency by applying the exchange rate prevailing at the date of the transaction. Translation gains and losses on monetary assets and liabilities denominated in a foreign currency are included in financial expenses, or in gain or loss on valuation and translation of financial instruments.

(e)  Revenue recognition

The Corporation accounts for a contract with a customer only when all of the following criteria are met:

●	the parties to the contract have approved the contract (in writing, orally or in accordance with other customary business practices) and are committed to perform their respective obligations;
●	the entity can identify each party’s rights regarding the goods or services to be transferred;
●	the entity can identify the payment terms for the goods or services to be transferred;
●	the contract has commercial substance (i.e. the risk, timing or amount of the entity’s future cash flows is expected to change as a result of the contract); and
●	it is probable that the entity will collect the consideration to which it is entitled in exchange for the goods or services to be transferred to the customer.

The portion of revenues that is invoiced and unearned is presented as “Deferred revenue” on the consolidated balance sheets. Deferred revenue is usually recognized as revenue in the subsequent year.

The Corporation provides services under multiple deliverable arrangements, mainly for mobile contracts in which the sale of mobile devices is bundled with telecommunication services over the contract term. The total consideration from a contract with multiple deliverables is allocated to all performance obligations in the contract based on the stand-alone selling price of each obligation. The total consideration can be comprised of an upfront fee or a number of monthly installments for the equipment sale and a monthly fee for the telecommunication service. Each performance obligation of multiple deliverable arrangements is then separately accounted for based on its allocated consideration amount.

The Corporation does not adjust the amount of consideration allocated to the equipment sale for the effects of a financing component since this component is not significant.

The Corporation recognizes each of its main activities’ revenues as follows:

●	operating revenues from subscriber services, such as television distribution, Internet access, wireline and mobile telephony, and over-the-top video services are recognized when services are provided;
●	revenues from equipment sales to subscribers are recognized when the equipment is delivered;
●	operating revenues related to service contracts are recognized in income on a straight-line basis over the period in which the services are provided; and

1.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

(e)   Revenue recognition (continued)

●	wireline connection and mobile activation revenues are deferred and recognized respectively as revenues over the period of time the customer is expected to remain a customer of the Corporation and over the contract term.

When a mobile device and a service are bundled under a single mobile contract, the term of the contract is generally 24 months.

The portion of mobile revenues earned without being invoiced is presented as contract assets on the consolidated balance sheets. Contract assets are realized over the term of the contract.

(f)   Impairment of assets

For the purposes of assessing impairment, assets are grouped in cash-generating units (“CGUs”), which represent the lowest levels for which there are separately identifiable cash inflows generated by those assets. The Corporation reviews, at each balance sheet date, whether events or circumstances have occurred to indicate that the carrying amounts of its long-lived assets with finite useful lives may be less than their recoverable amounts. Goodwill, intangible assets having an indefinite useful life, and intangible assets not yet available for use are tested for impairment each financial year, as well as whenever there is an indication that the carrying amount of the asset, or the CGU to which an asset has been allocated, exceeds its recoverable amount. The recoverable amount is the higher of the fair value less costs of disposal and the value in use of the asset or the CGU. Fair value less costs of disposal represents the amount an entity could obtain at the valuation date from the asset’s disposal in an arm’s length transaction between knowledgeable, willing parties, after deducting the costs of disposal. The value in use represents the present value of the future cash flows expected to be derived from the asset or the CGU.

An impairment loss is recognized in the amount by which the carrying amount of an asset or a CGU exceeds its recoverable amount. When the recoverable amount of a CGU to which goodwill has been allocated is lower than the CGU’s carrying amount, the related goodwill is first impaired. Any excess amount of impairment is recognized and attributed to assets in the CGU, prorated to the carrying amount of each asset in the CGU.

An impairment loss recognized in prior periods for long-lived assets with finite useful lives and intangible assets having an indefinite useful life, other than goodwill, can be reversed through the consolidated statement of income to the extent that the resulting carrying value does not exceed the carrying value that would have been the result had no impairment loss been recognized previously.

1.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

(g)   Income taxes

Current income taxes are recognized with respect to amounts expected to be paid or recovered under the tax rates and laws that have been enacted or substantively enacted at the balance sheet date.

Deferred income taxes are accounted for using the liability method. Under this method, deferred income tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the carrying amounts of existing assets and liabilities in the consolidated financial statements and their respective tax bases. Deferred income tax assets and liabilities are measured using enacted or substantively enacted tax rates in effect for the year in which those temporary differences are expected to be recovered or settled. The effect of a change in tax rates on deferred income tax assets and liabilities is recognized in income in the period that includes the substantive enactment date. A deferred tax asset is recognized initially when it is probable that future taxable income will be sufficient to use the related tax benefits and may be reduced subsequently, if necessary, to an amount that is more likely than not to be realized. A deferred tax expense or benefit is recognized either in other comprehensive income or directly in equity to the extent that it relates to items that are recognized in other comprehensive income or directly in equity in the same or a different period.

In the course of the Corporation’s operations, there are a number of uncertain tax positions due to the complexity of certain transactions and to the fact that related tax interpretations and legislation are continually changing. When a tax position is uncertain, the Corporation recognizes an income tax benefit or reduces an income tax liability only when it is probable that the tax benefit will be realized in the future or when the income tax liability is no longer probable.

(h)   Leases

The Corporation recognizes, for most of its leases, a right-of-use asset and a lease liability at the commencement of a lease. The right-of-use asset and the lease liability are initially measured at the present value of lease payments over the lease term, less incentive payments received, using the Corporation’s incremental borrowing rate at that date or the interest rate implicit in the lease. The term of the lease is comprised of the initial lease term and any additional period for which it is reasonably certain that the Corporation will exercise its extension option.

Right-of-use assets are depreciated over the shorter of the lease term or the useful life of the underlying asset.

Interest on lease liabilities is recorded in the consolidated statements of income as financial expenses and principal payments on the lease liability are presented as part of financing activities in the consolidated statements of cash flows.

(i)   Financial instruments

Classification, recognition and measurement

Most financial assets and liabilities are classified as subsequently measured at amortized cost, except for derivative financial instruments, investments in preferred shares of an affiliated corporation and loans from/to the parent corporation, which are measured at fair value through other comprehensive income or through profit or loss. Contingent consideration and future conditional adjustments arising from a business acquisition or disposal are measured at fair value at the transaction date with subsequent changes in fair value recorded in the consolidated statements of income.

1.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

(i)	Financial instruments (continued)

Derivative financial instruments and hedge accounting

The Corporation uses various derivative financial instruments to manage its exposure to fluctuations in foreign currency exchange rates and interest rates. The Corporation does not hold or use any derivative financial instruments for speculative purposes. Under hedge accounting, the Corporation documents all hedging relationships between hedging instruments and hedged items, as well as its strategy for using hedges and its risk-management objective. It also designates its derivative financial instruments as either fair value hedges or cash flow hedges when they qualify for hedge accounting. The Corporation assesses the effectiveness of its hedging relationships at initiation and on an ongoing basis.

The Corporation generally enters into the following types of derivative financial instruments:

●	The Corporation uses foreign exchange forward contracts to hedge foreign currency rate exposure on anticipated equipment or inventory purchases in a foreign currency. These foreign exchange forward contracts are designated as cash flow hedges.
●	The Corporation uses cross-currency swaps to hedge (i) foreign currency rate exposure on interest and principal payments on foreign-currency-denominated debt and/or (ii) fair value exposure on certain debt resulting from changes in interest rates. The cross-currency swaps that set all future interest and principal payments on U.S.-dollar-denominated debt in fixed CAN dollars, in addition to converting an interest rate from a floating rate to a floating rate or from a fixed rate to a fixed rate, are designated as cash flow hedges. The cross-currency swaps are designated as fair value hedges when they set all future interest and principal payments on U.S.-dollar-denominated debt in fixed CAN dollars, in addition to converting the interest rate from a fixed rate to a floating rate.
●	The Corporation has established a hedge ratio of one for one for all its hedging relationships as the underlying risks of its hedging derivatives are identical to the hedged item risks.

The Corporation measures and records the effectiveness of its hedging relationships as follows:

●	For cash flow hedges, the hedge effectiveness is tested and measured by comparing changes in the fair value of the hedging derivative with the changes in the fair value of a hypothetical derivative that simulates the cash flows of the hedged item.
●	For fair value hedges, the hedge effectiveness is tested and measured by comparing changes in the fair value of the hedging derivative with the changes in the fair value of the hedged item attributable to the hedged risk.
●	Most of the Corporation’s hedging relationships are not generating material ineffectiveness. The ineffectiveness, if any, is recorded in the consolidated statements of income as a gain or loss on valuation and translation of financial instruments.

1.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

(i)   Financial instruments (continued)

Derivative financial instruments and hedge accounting (continued)

Under hedge accounting, the Corporation applies the following accounting policies:

●	For derivative financial instruments designated as fair value hedges, changes in the fair value of the hedging derivative recorded in income are substantially offset by changes in the fair value of the hedged item to the extent that the hedging relationship is effective. When a fair value hedge is discontinued, the carrying value of the hedged item is no longer adjusted and the cumulative fair value adjustments to the carrying value of the hedged item are amortized to income over the remaining term of the original hedging relationship.
●	For derivative financial instruments designated as cash flow hedges, the effective portion of a hedge is reported in other comprehensive income until it is recognized in income during the same period in which the hedged item affects income, while the ineffective portion is immediately recognized in income. When a cash flow hedge is discontinued, the amounts previously recognized in accumulated other comprehensive income are reclassified to income when the variability in the cash flows of the hedged item affects income.

Any change in the fair value of derivative financial instruments recorded in income is included in gain or loss on valuation and translation of financial instruments. Interest expense on hedged long-term debt is reported at the hedged interest and foreign currency rates.

Derivative financial instruments that do not qualify for hedge accounting, including derivatives that are embedded in financial or non-financial contracts that are not closely related to the host contracts, are reported on a fair value basis on the consolidated balance sheets. Any change in the fair value of these derivative financial instruments is recorded in the consolidated statements of income as a gain or loss on valuation and translation of financial instruments.

(j)   Financing costs

Financing costs related to long-term debt are capitalized in reduction of long-term debt and amortized using the effective interest rate method.

(k)  Tax credits and government assistance

The Corporation receives tax credits mainly related to its research and development activities and has access to several government programs designed to support large investment projects and the roll-out of high-speed Internet services in various regions of Québec. Government financial assistance is accounted for as a revenue or as a reduction in related costs, whether capitalized and amortized or expensed, in the year the costs are incurred and when management has reasonable assurance that the conditions of the government programs are being met.

(l)   Cash and cash equivalents

Cash and cash equivalents include highly liquid investments purchased three months or less from maturity and are recorded at fair value. These highly liquid investments consist mainly of Bankers’ acceptances and term deposits.

1.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

(m) Trade receivables and contract assets

Trade receivables and contract assets are presented net of a provision for expected credit losses. The Corporation is using the IFRS 9 expected credit losses method to estimate that provision, which considers the specific credit risk of its customers, the expected lifetime of its financial assets, historical trends and economic conditions. Amounts receivable are written off when deemed uncollectible.

(n)  Inventories

Inventories are valued at the lower of cost, determined by the first-in, first-out method or the weighted-average cost method, and net realizable value. Net realizable value represents the estimated selling price in the ordinary course of business, less the estimated costs of completion and the estimated costs necessary to make the sale. When the circumstances that previously caused inventories to be written down below cost no longer exist, the amount of the write-down is reversed.

Inventories related to audiovisual content comprise broadcast rights, which are essentially contractual rights allowing the limited or unlimited broadcast of televisual products or movies. The Corporation records the rights acquired as inventory and the obligations incurred under a licence agreement as a liability when the contractual broadcast period begins and the contractual conditions of the licence are met. Audiovisual content costs are amortized to operating expenses on a straight-line basis over the contractual broadcasting period or a period not exceeding 3 years beginning at the moment that the content is made available on the Corporation’s over-the-top video services platforms.

The net realizable value of inventories related to audiovisual content is examined periodically by management and revised as necessary. The carrying value of the related inventories is reduced to the net realizable value, if necessary, based on this assessment.

(o)   Property, plant and equipment

Property, plant and equipment are recorded at cost. Cost represents the acquisition costs, net of government subsidies and investment tax credits, or construction costs, including preparation, installation and testing costs. In the case of projects to construct wireline and mobile networks, the cost includes equipment, direct labour and related overhead costs. Projects under development may also be comprised of advance payments made to suppliers for equipment under construction.

Borrowing costs are also included in the cost of property, plant and equipment during the development phase. Expenditures, such as maintenance and repairs, are expensed as incurred.

Depreciation is calculated on a straight-line basis over the following estimated useful lives:

Assets	Estimated useful lives
Buildings and leasehold improvements	5 to 40	years
Furniture and equipment	3 to 7	years
Telecommunication networks	3 to 20	years

Depreciation methods, residual values, and the useful lives of significant property, plant and equipment are reviewed at least once a year. Any change is accounted for prospectively as a change in accounting estimate.

Leasehold improvements are depreciated over the shorter of the term of the lease and their estimated useful life.

1.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

(o)   Property, plant and equipment (continued)

A decommissioning obligation in connection with the Corporation’s mobile network is recorded at the net present value of the estimated future expenditures required to settle the estimated future obligation at the consolidated balance sheet date. Changes in estimates of the decommissioning obligation are reflected in property, plant and equipment on the consolidated balance sheets. The Corporation does not record any decommissioning obligations in connection with its wireline distribution networks. The Corporation expects to renew all of its agreements with utility companies to access their support structures in the future, making the retirement date so far into the future that the present value of the restoration costs is insignificant for those assets.

The Corporation is engaged in an agreement to operate a shared LTE network in the Province of Québec and in the Ottawa area.

(p)   Goodwill and intangible assets

Goodwill

Goodwill initially arising from a business acquisition is measured and recognized as the excess of the fair value of the consideration paid over the fair value of the recognized identifiable assets acquired and liabilities assumed.

Goodwill is allocated as at the date of a business acquisition to a CGU for purposes of impairment testing (note 1(f)). The allocation is made to the CGU or group of CGUs expected to benefit from the synergies of the business acquisition.

Intangible assets

Spectrum licences are recorded at cost. Spectrum licences have an indefinite useful life and are not amortized, in the view of the following facts: (i) the Corporation intends to renew the spectrum licences and believes that they are likely to be renewed by Innovation, Science and Economic Development Canada (“ISED”); (ii) the Corporation has the financial and operational ability to renew these spectrum licences; (iii) currently, the competitive, legal and regulatory landscape does not limit the useful lives of the spectrum licences, and (iv) the Corporation foresees no limit to the period during which these licences can be expected to generate cash flows in the future.

Software is recorded at cost. In particular, internally generated intangible assets such as software and website development are mainly comprised of internal costs in connection with the development of assets to be used internally or to provide services to customers. These costs are capitalized when the development stage of the software application begins and costs incurred prior to that stage are recognized as expenses.

Customer relationships and other intangible assets acquired through a business acquisition are recorded at fair value at the date of acquisition.

Borrowing costs directly attributable to the acquisition, development or production of an intangible asset are also included as part of the cost of that asset during the development phase.

1.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

(p)   Goodwill and intangible assets (continued)

Intangible assets with finite useful lives are amortized over their useful lives using the straight-line method over the following periods:

Assets	Estimated useful lives
Software	3 to 7	years
Customer relationships and other	5 to 8	years

Amortization methods, residual values, and the useful lives of significant intangible assets are reviewed at least once a year. Any change is accounted for prospectively as a change in accounting estimate.

(q)   Contract costs

Incremental and direct costs, such as costs to obtain a contract, mainly sales commissions, or the cost of connecting a subscriber to the Corporation’s telecommunication network, are included in contract costs and amortized over the period of time the customer is expected to maintain its service or over the contract term. The amortization of contract costs is included in purchase of goods and services in the consolidated statements of income.

(r)   Provisions

Provisions are recognized (i) when the Corporation has a present legal or constructive obligation as a result of a past event and it is probable that an outflow of economic benefits will be required to settle the obligation, and (ii) when the amount of the obligation can be reliably estimated.

Restructuring costs, comprised primarily of termination benefits, are recognized when a detailed plan for the restructuring exists and a valid expectation has been raised in those affected, that the plan will be carried out.

Provisions are reviewed at each consolidated balance sheet date and changes in estimates are reflected in the consolidated statements of income in the reporting period in which the changes occur.

(s)   Stock-based compensation

Stock-based awards to employees that call for settlement in cash, deferred share units (“DSUs”) or performance share units (“PSUs”), or that call for settlement in cash at the option of the employee as stock option awards, are accounted for at fair value and classified as a liability. The compensation cost is recognized in expenses over the vesting period. Changes in the fair value of stock-based awards between the grant date and the measurement date result in a change in the liability and compensation cost.

The fair value of DSUs and PSUs is based on the underlying share price at the date of valuation. The fair value of stock option awards is determined by applying an option pricing model, taking into account the terms and conditions of the grant. Key assumptions are described in note 20.

1.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

(t)   Pension plans and postretirement benefits

The Corporation offers defined contribution pension plans and defined benefit pension plans to some of its employees.

(i)	Defined contribution pension plans

Under its defined contribution pension plans, the Corporation pays fixed contributions to participating employees’ pension plans and has no legal or constructive obligation to pay any further amounts. Obligations for contributions to defined contribution pension plans are recognized as employee benefits in the consolidated statements of income when the contributions become due.

(ii)	Defined benefit pension plans and postretirement plans

Defined benefit pension plan costs are determined using actuarial methods and are accounted for using the projected unit credit method, which incorporates management’s best estimates of future salary levels, other cost escalations, retirement ages of employees, and other actuarial factors. Defined benefit pension costs recognized in the consolidated statements of income as employee costs, mainly include the following:

●	service costs provided in exchange for employee services rendered during the period;
●	prior service costs recognized at the earlier of (a) when the employee benefit plan is amended or (b) when restructuring costs are recognized; and
●	curtailment or settlement gain or loss.

Interest on net defined benefit liability or asset recognized in the consolidated statements of income as financial expenses, is determined by multiplying the net defined benefit liability or asset by the discount rate used to determine the defined benefit obligation.

Re-measurements of the net defined benefit liability or asset are recognized immediately in other comprehensive income (loss) and in accumulated other comprehensive (loss) income. Re-measurements are comprised of the following:

●	actuarial gains and losses arising from changes in financial and demographic actuarial assumptions used to determine the defined benefit obligation or from experience adjustments to liabilities;
●	the difference between actual return on plan assets and interest income on plan assets anticipated as part of the interest on net defined benefit liability or asset calculation; and
●	changes in the net benefit asset limit or in the minimum funding liability.

1.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

(t)   Pension plans and postretirement benefits (continued)

(ii)	Defined benefit pension plans and postretirement plans (continued)

Recognition of a net benefit asset is limited under certain circumstances to the amount recoverable, which is primarily based on the present value of future contributions to the plan, to the extent that the Corporation can unilaterally reduce those future contributions. In addition, an adjustment to the net benefit asset or the net benefit liability can be recorded to reflect a minimum funding liability in a certain number of the Corporation’s pension plans.

The Corporation also offers discounts on telecommunication services and health, life and dental insurance plans to some of its retired employees. The cost of postretirement benefits is determined using an accounting methodology similar to that for defined benefit pension plans. The benefits related to these plans are funded by the Corporation as they become due.

(u)   Use of estimates and judgments

The preparation of consolidated financial statements in accordance with IFRS requires management to make estimates, assumptions and judgments that affect the reported amounts of assets and liabilities, related amounts of revenues and expenses, and disclosure of contingent assets and liabilities. Although these estimates are based on management’s best judgment and information available at the time of the assessment date, actual results could differ from those estimates.

The following significant areas represent management’s most difficult, subjective or complex estimates:

(i)	Recoverable amount of an asset or a CGU

When an impairment test is performed on an asset or a CGU, management estimates the recoverable amount of the asset or CGU based on its fair value less costs of disposal or its value in use. These estimates are based on valuation models requiring the use of a number of assumptions such as forecasts of future cash flows, pre-tax discount rate (WACC) and perpetual growth rate. These assumptions have a significant impact on the results of impairment tests and on the impairment charge, as the case may be, recorded in the consolidated statements of income. A description of key assumptions used in the goodwill impairment tests and a sensitivity analysis of recoverable amounts are presented in note 13.

(ii)	Costs and obligations related to pension and postretirement benefit plans

Estimates of costs and obligations related to pension and postretirement benefit obligations are based on a number of assumptions, such as the discount rate, the rate of increase in compensation, the retirement age of employees, health care costs, and other actuarial factors. Certain of these assumptions may have a significant impact on employee costs and financial expenses recorded in the consolidated statements of income, the re-measurement gain or loss on defined benefit plans recorded in the consolidated statements of comprehensive income, and the carrying value of other assets or other liabilities on the consolidated balance sheets. Key assumptions and a sensitivity analysis of the discount rate are presented in note 27.

1.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)
(u)	Use of estimates and judgments (continued)
(iii)	Provisions

The recognition of provisions requires management to estimate expenditures required to settle a present obligation or to transfer it to a third party at the date of assessment. It can also require an assessment of the probable outcomes of legal proceedings or other contingencies. Management expectations on the potential effect of the possible outcomes of legal disputes on the consolidated financial statements are presented in note 24.

(iv)	Contingent considerations and future conditional adjustments

Contingent considerations and future conditional adjustments arising from business acquisition or disposal are measured and accounted for at their fair value.  The fair value is estimated based on a present value model requiring management to assess the probabilities that the conditions on which the contingent considerations and future conditional adjustments are based will be met in the future. The assessment of these contingent potential outcomes requires judgment from management and could have an impact on the initial amount of contingent considerations or future conditional adjustments recognized and on any subsequent changes in fair value recorded in the consolidated statements of income.

(i)	Purchase price allocations

As part of the purchase price allocation related to a business acquisition, the identifiable assets and liabilities of the business acquired are recognized at their fair value at the acquisition date. The determination of fair value requires management to make assumptions, estimates and judgments regarding a number of factors. It also requires management to determine the most appropriate valuation method to estimate the fair value of each asset. The determination of a purchase price allocation could have an impact on the carrying value of assets and liabilities on the consolidated balance sheets, on the depreciation and amortization charge recorded in the consolidated statements of income, as well as on the results of impairment tests and on the impairment charge.

The following areas represent management’s most significant judgments, apart from those involving estimates:

(i)	Useful life periods for the depreciation and amortization of assets with finite useful lives

For each class of assets with finite useful lives, management has to determine over which period the Corporation will consume the assets’ future economic benefits. The determination of a useful life period involves judgment and has an impact on the depreciation and amortization charge recorded in the consolidated statements of income.

(ii)	Indefinite useful life of spectrum licences

Management has concluded that spectrum licences have an indefinite useful life. This conclusion was based on an analysis of factors, such as the Corporation’s financial ability to renew the spectrum licences, the competitive, legal and regulatory landscape, and future expectations regarding the use of the spectrum licences. The determination that spectrum licences have an indefinite useful life therefore involves judgment, which could have an impact on the amortization charge recorded in the consolidated statements of income if management were to change its conclusion in the future.

1.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

(u)	Use of estimates and judgments (continued)
(iii)	Interpretation of laws and regulations

Interpretation of laws and regulation, including those of the Canadian Radio-television and Telecommunications Commission (CRTC) and tax regulations, requires judgment from management and could have an impact on revenue recognition, provisions, income taxes and capital expenditures in the consolidated financial statements.

(v)	Future changes to accounting standards

The IASB has issued the following amendments to accounting standards that will become effective for the annual period beginning on January 1, 2023:

•

Amendments to IAS 1, Presentation of financial statements - Disclosure of accounting policies, to require entities to disclose material accounting policies information rather than significant accounting policies;

•	Amendments to IAS 8, Accounting policies, changes in accounting estimates and errors, to clarify the definition of the terms "accounting policy" and "accounting estimate";
•

Amendments to IAS 12, Income Taxes - Deferred income taxes related to assets and liabilities arising from a single transaction, to restrict the scope of the exemption related to the recognition of deferred income taxes.

The Corporation does not expect these amendments to accounting policies to have a material impact on its consolidated financial statements.

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